Condensed Consolidated Statements of Convertible and Redeemable Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Stock Purchase Agreement [Member]	Common Stock [Member] IPO [Member]	Common Stock [Member] Rights [Member]	Common Stock [Member] Warrant [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Stock Purchase Agreement [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Rights [Member]	Additional Paid-in Capital [Member] Warrant [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Stock Purchase Agreement [Member]	AOCI Attributable to Parent [Member] IPO [Member]	AOCI Attributable to Parent [Member] Rights [Member]	AOCI Attributable to Parent [Member] Warrant [Member]	Retained Earnings [Member]	Retained Earnings [Member] Stock Purchase Agreement [Member]	Retained Earnings [Member] IPO [Member]	Retained Earnings [Member] Rights [Member]	Retained Earnings [Member] Warrant [Member]	Total	Stock Purchase Agreement [Member]	IPO [Member]	Series B Convertible and Redeemable Preferred Stock [Member]	Rights [Member]	Warrant [Member]	Preferred Stock [Member] Series B Convertible and Redeemable Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible and Redeemable Preferred Stock [Member] Stock Purchase Agreement [Member]	Preferred Stock [Member] Series B Convertible and Redeemable Preferred Stock [Member] IPO [Member]	Preferred Stock [Member] Series C Convertible and Redeemable Preferred Stock [Member]	Preferred Stock [Member] Series C Convertible and Redeemable Preferred Stock [Member] Stock Purchase Agreement [Member]	Preferred Stock [Member] Series C Convertible and Redeemable Preferred Stock [Member] IPO [Member]	Preferred Stock [Member] Rights [Member] Series B Convertible and Redeemable Preferred Stock [Member]	Preferred Stock [Member] Rights [Member] Series C Convertible and Redeemable Preferred Stock [Member]	Preferred Stock [Member] Warrant [Member] Series B Convertible and Redeemable Preferred Stock [Member]	Preferred Stock [Member] Warrant [Member] Series C Convertible and Redeemable Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2020						$ 656,835										$ (655,488)					$ 1,347
Beginning balance, shares at Dec. 31, 2020	43,387
Temporary Equity, shares outstanding, beginning balance at Dec. 31, 2020
Temporary Equity, value, beginning balance at Dec. 31, 2020
Issuance of common stock upon noncash exercise of Purchase Rights						159		$ 80,799													159		$ 80,799
Issuance of common stock upon noncash exercise of Purchase Rights, shares	84		38,539
Change in fair value of financial instruments attributed to credit risk change											5,089										5,089
Stock-based compensation						8,898															8,898
Net loss																(205,192)					(205,192)
Conversion of series B-2 convertible preferred stock (see Note 10)						5,662															5,662						$ (4,631)
Conversion of series B-2 convertible preferred stock (see Note 10), shares																											(5,000)
Conversion of series B-2 convertible preferred stock (see Note 10), value																								$ (4,631)
Conversion of series B-2 convertible preferred stock (see Note 10), shares	4,232
Convertible preferred stock deemed dividends, shares																					1,047			290
Restricted stock awards issued
Restricted stock awards issued, shares	947
Issuance of common stock - ESPP						297															297
Issuance of common stock - ESPP, shares	245
Issuance of series B-1and B-2 convertible preferred stock deemed dividends, shares																								$ 9,081			$ 9,081
Issuance of series B-1and B-2 convertible preferred stock deemed dividends, shares																											10,000
Convertible preferred stock deemed dividends						(1,047)															(1,047)						$ 290
Restricted stock awards cancelled
Restricted stock awards cancelled, shares	(572)
Shares withheld to cover taxes related to vesting of restricted stock awards						(327)															(327)
Shares withheld to cover taxes related to vesting of restricted stock awards, shares	(196)
Ending balance, value at Dec. 31, 2021						751,276					5,089					(860,680)					$ (104,315)						$ 4,740
Ending balance, shares at Dec. 31, 2021	86,666																				86,666
Temporary Equity, shares outstanding, ending balance at Dec. 31, 2021																											5,000
Temporary Equity, value, ending balance at Dec. 31, 2021																											$ 4,740
Change in fair value of financial instruments attributed to credit risk change											181										$ 181
Stock-based compensation						1,067															1,067
Net loss																(31,888)					(31,888)
Issuance of common stock - Stock Purchase Agreement (see Note 8)							$ 5,400															$ 5,400
Issuance of common stock - Stock Purchase Agreement (see Note 8), shares		9,673
Conversion of series B-2 convertible preferred stock (see Note 10)						$ 708															$ 708						$ (619)
Conversion of series B-2 convertible preferred stock (see Note 10), shares																											(650)
Conversion of series B-2 convertible preferred stock (see Note 10), value																											$ (619)
Conversion of series B-2 convertible preferred stock (see Note 10), shares		978
Exchange of series B-2 convertible preferred stock (see Note 10), value																											(1,616,000)			1,616,000
Exchange of series B-2 convertible preferred stock (see Note 10), shares																											(1,700)			1,700,000
Convertible preferred stock deemed dividends						$ (81)															$ (81)						$ 16			$ 1
Convertible preferred stock deemed dividends, shares																											16			1
Restricted stock awards issued
Restricted stock awards issued, shares		1,259																			1,258
Modification of Baker Warrants (see Note 5)						828															$ 828
Ending balance, value at Mar. 31, 2022						759,198					5,270					(892,568)					(128,100)						$ 2,521			$ 1,617
Ending balance, shares at Mar. 31, 2022	98,576
Temporary Equity, shares outstanding, ending balance at Mar. 31, 2022																											2,650			1,700
Temporary Equity, value, ending balance at Mar. 31, 2022																											$ 2,521			$ 1,617
Beginning balance, value at Dec. 31, 2021						751,276					5,089					(860,680)					$ (104,315)						$ 4,740
Beginning balance, shares at Dec. 31, 2021	86,666																				86,666
Temporary Equity, shares outstanding, beginning balance at Dec. 31, 2021																											5,000
Temporary Equity, value, beginning balance at Dec. 31, 2021																											$ 4,740
Issuance of common stock upon noncash exercise of Purchase Rights							$ 7,953	$ 1,239	$ 1,005	$ 41,932												$ 7,953	$ 1,239		$ 1,005	$ 41,932
Issuance of common stock upon noncash exercise of Purchase Rights, shares		16,739	181,320	260,692	385,198
Issuance of December 2022 Notes (see Note 5)						1,344															$ 1,344
Change in fair value of financial instruments attributed to credit risk change											44,438										44,438
Stock-based compensation						3,313															3,313
Net loss																(76,698)					(76,698)
Conversion of series B-2 convertible preferred stock (see Note 10)						1,251															1,251						$ (1,143)			(72)
Conversion of series B-2 convertible preferred stock (see Note 10), shares																											(1,200)
Conversion of series B-2 convertible preferred stock (see Note 10), value																											$ (1,143)			$ (72)
Conversion of series B-2 convertible preferred stock (see Note 10), shares	2,347
Exchange of series B-2 convertible preferred stock (see Note 10), value																											(1,616,000)			1,616,000
Exchange of series B-2 convertible preferred stock (see Note 10), shares																											(1,700)			1,700
Convertible preferred stock deemed dividends, shares																					1,316						$ 118			$ 84
Restricted stock awards issued
Restricted stock awards issued, shares	1,258
Modification of Baker Warrants (see Note 5)						1,070															1,070
Issuance of common stock - ESPP						20															20
Issuance of common stock - ESPP, shares	601
Convertible preferred stock deemed dividends						(81)															(81)						118			84
Restricted stock awards cancelled
Restricted stock awards cancelled, shares	(1,258)
Issuance of common stock - a360 Media						3,408															3,408
Issuance of common stock - a360 Media, shares	53,908
May 2022 exchange transaction						3,655										(1,316)					2,339						$ (2,099)			$ (1,628)
May 2022 exchange transaction, shares																											(2,100)			(1,700)
May 2022 exchange transaction, value																											$ (2,099)			$ (1,628)
May 2022 exchange transaction, shares	(2,600)
Cash repurchase of fractional common stock after the reverse stock split						(18)															(18)
Cash repurchase of fractional common stock after the reverse stock split, shares	(85)
Ending balance, value at Dec. 31, 2022						817,367					49,527					(938,694)					$ (71,800)
Ending balance, shares at Dec. 31, 2022	984,786																				984,786
Temporary Equity, shares outstanding, ending balance at Dec. 31, 2022
Temporary Equity, value, ending balance at Dec. 31, 2022
Issuance of common stock upon cash exercise of warrants						67															$ 67
Issuance of common stock upon cash exercise of warrants, shares	24,200
Issuance of common stock upon noncash exercise of Purchase Rights									$ 180																$ 180
Issuance of common stock upon noncash exercise of Purchase Rights, shares				718,704
Issuance of December 2022 Notes (see Note 5)						1,629															1,629
Change in fair value of financial instruments attributed to credit risk change											15,460										15,460
Stock-based compensation						417															417
Net loss																(2,354)					(2,354)
Convertible preferred stock deemed dividends, shares
Restricted stock awards issued, shares																					0
Ending balance, value at Mar. 31, 2023						$ 819,660					$ 64,987					$ (941,048)					$ (56,401)
Ending balance, shares at Mar. 31, 2023	1,727,690																				1,727,690